SUMMARY OF WARRANTS AND OPTIONS ACTIVITY (Details) (Parenthetical) - USD ($)													9 Months Ended
	Sep. 21, 2021	Jul. 02, 2021	Jul. 02, 2021	Dec. 30, 2020	Dec. 29, 2020	Nov. 27, 2020	Sep. 23, 2020	Aug. 18, 2020	Aug. 17, 2020	Aug. 06, 2020	Jul. 27, 2020	Mar. 06, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Mar. 12, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes Issued													$ 110,000
Debt Instrument, Convertible, Conversion Price															$ 0.00906
Debt Conversion, Converted Instrument, Amount													$ 1,267,745
Debt Instrument, Interest Rate, Effective Percentage		12.00%	12.00%
Warrants and Rights Outstanding, Term		5 years	5 years
Warrants exercisable price																$ 0.04
Debt principal amount					$ 16,000		$ 24,000		$ 40,000	$ 7,000	$ 20,000
Number of common stock shares issued				10,000,000	1,769,447	10,000,000	4,000,000	262,481	4,000,000	892,592	2,000,000		207,578
Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes Issued			$ 100,000
Debt Instrument, Convertible, Conversion Price		$ 0.015	$ 0.015
Debt Conversion, Converted Instrument, Amount		$ 1,750.00
Warrants purchased		5,000,000	5,000,000
Exercise Price		$ 0.02	$ 0.02
Warrants purchase	4,512,497
Assignment Agreement [Member] | Sylios Corp [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt principal amount																$ 23,000
Stock Purchase Warrant Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common stock shares issued												262,500